Components of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Inventory [Line Items]
Finished goods	¥ 1,365,818	¥ 1,159,762
Raw materials	401,040	384,635
Work in process	270,113	258,133
Supplies and other	100,647	92,174
Total	¥ 2,137,618	¥ 1,894,704